Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment	The following table shows the Group’s operations by business segment for the years ended December 31, 2021, 2022 and 2023. Other represents revenue and expenses that are not allocated to reportable segments and corporate related items.
	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net revenues
Agency	2,811,936	2,376,851	2,760,448	388,801
Claims Adjusting	459,178	404,763	437,941	61,683
Total net revenues	3,271,114	2,781,614	3,198,389	450,484
Operating costs and expenses
Agency	(2,418,444)	(2,068,194)	(2,422,386)	(341,187)
Claims Adjusting	(442,349)	(416,619)	(418,589)	(58,958)
Other	(108,416)	(128,126)	(161,589)	(22,758)
Total operating costs and expenses	(2,969,209)	(2,612,939)	(3,002,564)	(422,903)
Income (loss) from operations
Agency	393,492	308,657	338,062	47,614
Claims Adjusting	16,829	(11,856)	19,352	2,725
Other	(108,416)	(128,126)	(161,589)	(22,758)
Income from operations	301,905	168,675	195,825	27,581

Schedule of Segment Assets
	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Segment assets
Agency	1,513,449	2,515,467	354,296
Claims Adjusting	252,130	259,325	36,524
Other	1,323,937	1,276,092	179,735
Total assets	3,089,516	4,050,884	570,555